Change of Functional Currency and Presentation Currency	12 Months Ended
Dec. 31, 2017
Change Of Functional Currency And Presentation Currency [Abstract]
Change of Functional Currency and Presentation Currency

3.  CHANGE OF FUNCTIONAL CURRENCY AND PRESENTATION CURRENCY

As a result of the corporate reorganization process completed in 2016, the primary economic environment and generation and use of cash flows of Enel Américas became mainly denominated in U.S. dollars. Consequently, effective on January 1, 2017, Enel Américas changed both its functional currency and the presentation currency of its consolidated financial statements from the Chilean peso (“Ch$”) to the U.S. dollar (“US$”).

Enel Américas is a holding company that does not undertake any material operating activities of its own. Therefore, the indicators in IAS 21.9 are not the most relevant factors in determining the functional currency of the Company.

In consideration of the indicators in IAS 21.10, the Company determined that the new financing activities, the future currency change of issued capital and equity accounts and the change in the currency in which cash and cash equivalents are retained, were relevant factors indicating that the Ch$ will not be the currency to reflect the principal economic environment in which the Company will generate and expend its cash. Consequently, the Company determined that the economic events and those that occurred as a result of the corporate reorganization process completed in 2016, provided in its judgment, sufficient evidence to support that there was a change to the underlying transactions, events and conditions previously considered to determine the Company’s functional currency. Accordingly, in accordance with IAS 21.36, the Company determined that the US$ is the new functional currency that will most faithfully reflect the underlying transactions, events and conditions relevant to the Company following the corporate restructuring process.

Under IAS 21.35, when there is a change in an entity's functional currency, the entity should apply the translation procedures applicable to the new functional currency prospectively from the date of the change. The Company, based on its judgment and considering that the underlying transactions, events and conditions that justify the change in its functional currency have developed gradually, and those of greater relevance took place towards the end of fiscal year 2016 and beginning of fiscal year 2017, it has decided due to practical expedient, to apply the translation procedures applicable to the new functional currency prospectively beginning on January 1, 2017.

This change in functional currency was accounted for prospectively from the date of the change by translating all items of the financial statements into the new functional currency, using the exchange rate of $669.47 CLP/USD at the date of the change.

The change in the presentation currency was accounted for as a change in accounting policy and applied retrospectively, as if the new presentation currency had always been the presentation currency of the consolidated financial statements. Consequently, comparative figures for years prior to the effective date of January 1, 2017 have been restated to the new presentation currency in accordance with IAS 21, The Effects of Changes in Foreign Exchange Rates. The consolidated statements of comprehensive income and the cash flows for the years ended December 31, 2016 and 2015 have been restated to the presentation currency using the average exchange rates. The consolidated statements of financial position as of December 31, 2016 and January 1, 2016 have been translated into US$ using the closing exchange rates of $669.47 Ch$/US$ and $710.16 Ch$/US$, respectively. Issued capital, retained earnings and other reserves within equity have been translated using the historical exchange rates.

All of resulting exchange differences have been recognized in equity under the reserve for exchange differences in translation.

The change in the functional currency of Enel Américas S.A. was approved by the Extraordinary Shareholders’ Meeting held on April 27, 2017, amending article five of its by-laws in order to re-denonimate its issued capital into U.S. dollars.

Statement of Financial Position as of December 31, 2016 and January 1, 2016:

	12-31-2016		01-01-2016
Statement of Finantial Position	As reported	As Restated	As reported	As Restated
	ThCh$	ThUS$	ThCh$	ThUS$

Cash and cash equivalents	1,800,510,297	2,689,456	1,185,163,344	1,668,868
Other current assets	1,396,740,564	2,086,338	1,404,462,485	1,977,670
Non-current assets or disposal groups held for sale or held for distribution to owners	-	-	5,323,935,881	7,496,812
Non-current Assets	8,084,304,645	12,075,678	7,535,592,681	10,611,120

TOTAL ASSETS	11,281,555,506	16,851,472	15,449,154,391	21,754,470

Other current liabilities	2,558,790,354	3,822,112	2,559,728,698	3,604,439
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	-	-	1,945,652,102	2,739,738
Other non-current financial liabilities	2,396,753,894	3,580,077	1,847,296,592	2,601,240
Other non-current liabilities	1,050,762,685	1,569,544	906,668,619	1,276,710

TOTAL LIABLITIES	6,006,306,933	8,971,733	7,259,346,011	10,222,127

Issued capital	4,621,809,178	6,903,684	5,804,447,986	10,680,663
Treasury shares	(94,046,713)	(140,479)	-	-
Retained earnings	2,143,057,158	3,201,126	3,380,661,523	5,809,538
Other reserves	(2,520,350,733)	(3,764,697)	(3,158,960,224)	(8,004,579)
Equity attributable to shareholders of Enel Américas	4,150,468,890	6,199,634	6,026,149,285	8,485,622

Non-controlling interests	1,124,779,683	1,680,105	2,163,659,095	3,046,721

TOTAL EQUITY	5,275,248,573	7,879,739	8,189,808,380	11,532,343

TOTAL LIABILITIES AND EQUITY	11,281,555,506	16,851,472	15,449,154,391	21,754,470

Statements of Comprehensive Income for the years ended December 31, 2016 and 2015:

	12-31-2016		12-31-2015
Comprehensive Income	As reported	As Restated	As reported	As Restated
	ThCh$	ThUS$	ThCh$	ThUS$
Total Revenue and Other Operating Income	5,197,285,970	7,686,133	5,301,439,578	8,097,386
Raw materials and consumables used	(2,645,098,805)	(3,911,769)	(2,777,201,512)	(4,241,880)
Contribution Margin	2,552,187,165	3,774,364	2,524,238,066	3,855,506
Operating income	1,217,155,025	1,800,020	1,254,758,486	1,916,510
Income before taxes	930,483,597	1,376,069	1,279,812,171	1,954,777
Income tax expense, discontinued operations	(359,368,522)	(531,461)	(523,663,212)	(799,840)
NET INCOME FROM CONTINUING OPERATIONS	571,115,075	844,608	756,148,959	1,154,938
Net income from discontinued operations	115,130,387	170,263	388,320,526	593,118
NET INCOME	686,245,462	1,014,871	1,144,469,485	1,748,056
Other Comprehensive Income	133,302,988	197,139	(760,384,644)	(1,161,407)
TOTAL COMPREHENSIVE INCOME	819,548,450	1,212,010	384,084,841	586,649

Net income attributable to:
Shareholders of Enel Américas	383,059,534	566,497	661,586,917	1,010,504
Non-controlling interests	303,185,928	448,374	482,882,568	737,552
NET INCOME	686,245,462	1,014,871	1,144,469,485	1,748,056

Comprehensive income attributable to:
Shareholders of Enel Américas	533,275,016	788,647	145,175,235	221,740
Non-controlling interests	286,273,434	423,363	238,909,606	364,909
TOTAL COMPREHENSIVE INCOME	819,548,450	1,212,010	384,084,841	586,649

Basic and diluted earnings per share
Basic and diluted earnings per share from continuing operations	6.1300	0.00907	8.3500	0.01275
Basic and diluted earnings per share from discontinued operations	1.5700	0.00232	5.1300	0.00784
Basic and diluted earnings per share	7.7000	0.01139	13.4800	0.02059
Weighted average number of shares of common stock	49,768,783,340	49,768,783,340	49,092,772,762	49,092,772,762

Cash flows for the years ended December 31. 2016 and 2015:

	12-31-2016		12-31-2015
Cash Flows	As reported	As Restated	As reported	As Restated
	ThCh$	ThUS$	ThCh$	ThUS$
Net cash flows from operating activities	1,712,239,472	2,532,186	1,923,450,602	2,937,879
Net cash flows used in investing activities	(496,971,516)	(734,958)	(1,215,299,048)	(1,856,248)
Net cash flows from (used in) financing activities	(739,651,393)	(1,093,851)	(1,060,214,379)	(1,619,371)
Net increase (decrease) in cash and cash equivalents before effect of Exchange rate changes	475,616,563	703,377	(352,062,825)	(537,740)
Effect of exchange rate changes on cash and cash equivalents	(4,531,455)	114,071	(23,287,179)	9,197
Net increase (decrease) in cash and cash equivalents	471,085,108	817,448	(375,350,004)	(528,543)
Cash and cash equivalents at beginning of period	1,329,425,189	1,872,008	1,704,775,193	2,400,551
Cash and cash equivalents at end of period	1,800,510,297	2,689,456	1,329,425,189	1,872,008